OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Mark-to-market swaps valuation:
Deferred operating cost and charterhire revenue	$ (20,719)	$ (8,206)
Current portion of operating lease liability (see note 11)	(3,582)
Dividends payable	0	(16,762)
Other	(5,625)	(14,485)
Other current liabilities	$ (96,081)	(121,529)
Operating lease, liability, current, statement of financial position [Extensible List]	us-gaap:OtherLiabilitiesCurrent
Equity swap
Mark-to-market swaps valuation:
Market-to-market swap valuation	$ (50,407)	(70,804)
Energy related derivative
Mark-to-market swaps valuation:
Day 1 gain deferred revenue - current portion (see note 21)	(9,950)	(9,950)
Interest rate swap
Mark-to-market swaps valuation:
Market-to-market swap valuation	(5,798)	0
Currency swap
Mark-to-market swaps valuation:
Market-to-market swap valuation	$ 0	$ (1,322)